                      SEMIANNUAL REPORT / SEPTEMBER 30 2001

                            AIM TAX-EXEMPT CASH FUND


                                  [COVER IMAGE]


                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                   Dear Shareholder:

                   We are pleased to send you this report on AIM Tax-Exempt Cash
[PHOTO OF          Fund for the six months ended September 30, 2001. At the end
ROBERT H.          of the reporting period, the fund posted a seven-day yield of
GRAHAM]            1.95%. Translated to its taxable-equivalent yield, the fund's seven-day effective yield was 2.88% based upon net asset value and adjusted for the highest marginal federal tax rate of 39.1%. The taxable equivalent yield is calculated in the same manner as the standard yield, with an adjustment for the assumed tax rate.
                       After spending much of 1999 and 2000 battling a
                   perceived inflation threat by raising interest rates, the Federal Reserve Board suddenly found itself up against the real threat of economic recession in 2001. In its most aggressive easing posture during the Greenspan era, the Fed lowered the overnight rate (the rate charged by banks on overnight loans to one another) nine times to date during
2001, reducing the rate to 2.50%. Still, the sluggish conditions of the U.S. economy have carried into the fourth quarter, and the pace of contraction is accelerating to a point where all markets are vulnerable to crisis.

MARKET SHIFTS, TERROR ATTACKS UNSETTLE INVESTORS
Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy, because such moves traditionally take at least six months to trickle down to the marketplace. Additionally, the impact of the September terrorist attacks on New York and Washington, coupled with the U.S. military response, have yet to work their way through securities markets. Continued volatility in markets and mixed economic news drove many investors to move money from the stock market into fixed-income markets, particularly money market investments.
    Such increased demand helped drive down yields on shorter-term issues, which facilitated a reversal of the inverted Treasury yield curve. After flattening at the beginning of 2001, by the end of the reporting period the yield curve had returned to its traditional shape, meaning that yields on short-term issues had fallen below those of longer-term issues. The yield on cash in three-month Treasury bills fell dramatically, starting the reporting period at 4.23% and ending it at 2.21%. The 30-year Treasury bond saw its yield rise from 4.30% to 5.42% during the past six months.

FUND A BULWARK IN VOLATILE MARKETS
The fund continued to provide steady federally tax-exempt income and safety of principal in the midst of the difficult market environment. The fund maintained a weighted average maturity (WAM) in the 39- to 54-day range throughout the reporting period. At the end of the six months, the WAM stood at 43 days. Total net assets in the fund stood at $57.3 million.
    The fund maintained its strict adherence to an investment discipline of purchasing only securities of superior credit quality. This fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

OUTLOOK
It's difficult to predict with any certainty how markets will behave in the future, especially since the present market downturn has been more persistent than many analysts had expected. Regardless of market trends, the fund is well positioned to respond quickly to provide a competitive yield.
    Always feel free to contact our Client Services department at 800-959-4246 if you have questions or comments about this report. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or you can visit our Web site at www.aimfunds.com.

Sincerely,


/s/ ROBERT GRAHAM                                            COVER ART:
Robert Graham                                                SUMMER SOLSTICE III
Chairman, A I M Advisors, Inc.                               BY ALLISON WATSON


                            AIM TAX-EXEMPT CASH FUND

                            AIM TAX-EXEMPT CASH FUND

FACTORS INFLUENCING DECISIONS TO RAISE,
LOWER INTEREST RATES

ECONOMIC INDICATORS THAT HELP SHAPE FEDERAL RESERVE POLICY
The Federal Reserve Board (the Fed) periodically adjusts short-term interest rates to either stimulate or slow economic growth. In making decisions about interest rates, the Fed considers key economic data. Just as a dip in barometric pressure can signal a squall, changes in economic indicators can point to a shift in the economy and the markets. Here are some of the top indicators used by the Fed, economists, financial analysts and professional money managers to identify economic trends:

                                [GRAPHIC IMAGE]

GROSS DOMESTIC PRODUCT (GDP)
GDP is the total value of all products and services produced in the country in a year. It's compiled quarterly by the U.S. Department of Commerce. GDP measures the pace of U.S. economic growth, and changes in this indicator can signal the direction of the economy. For example, a decline in the GDP for two consecutive quarters constitutes a recession. Drops in the GDP can cause equity and bond prices to fall, as investors become concerned about an economic slowdown. On the other hand, a steep spike in the GDP can signal that the economy is growing too fast, and higher inflation could ensue. Inflation, also known as rising prices, creates problems for consumers and the markets. In an inflationary environment, consumers must spend more money to buy the same amount of goods and services. When consumers buy less, the economy slows and markets decline. The markets usually react favorably to slight increases in the GDP, which indicate moderate, controlled growth.

                                [GRAPHIC IMAGE]

HOUSING STARTS
Housing starts measure the construction of new single-family houses, townhouses and apartment buildings. Compiled monthly by the U.S. Department of Commerce, this figure is based on the number of new foundations dug. This indicator signals consumer confidence. If consumers feel financially secure, they're more likely to take on a mortgage. Home purchases also trigger other consumer spending (for sofas, lawnmowers, curtains, etc.). A moderate increase in housing starts usually bodes well for the markets. As with GDP, a sharp increase in housing starts can signal inflation.

                                [GRAPHIC IMAGE]

CONSUMER PRICE INDEX (CPI)
Also called the cost-of-living index, the CPI measures the prices of products and services bought by typical consumers. Each month, the U.S. Bureau of Labor Statistics checks the prices of a specific basket of items, including food, clothing, transportation, shelter, utilities, health care and entertainment. The CPI is one of the government's main ways to gauge inflation, and changes in this indicator usually affect the markets. A sharp increase in the CPI can indicate inflation, while a moderate rise in the CPI shows that inflation is under control. The core inflation rate is a separate indicator from the CPI. The core rate excludes energy and food, which fluctuate seasonally and more sharply than other elements.

                                [GRAPHIC IMAGE]

PRODUCER PRICE INDEX (PPI)
The Producer Price Index measures the price changes of manufactured goods that are ready to be distributed. Hikes in the PPI signal that retailers may soon raise prices to pass the increase on to consumers. Rising prices signal inflation. Unlike the CPI, this index doesn't measure services.

                                [GRAPHIC IMAGE]

CONSUMER CONFIDENCE INDEX (CCI)
The CCI measures how consumers feel about the economy, their job status and their finances. Consumer attitudes are important because consumer spending accounts for about two-thirds of the economy. To compile the index, The Conference Board conducts a monthly survey of 5,000 U.S. households. The survey asks questions about consumer attitudes, buying plans, present conditions and expectations for the future. A declining CCI usually means that Americans are tightening their purse strings. Decreased spending may mean slower economic growth.

THINKING LONG-TERM
As an investor, you can better understand broad economic trends by watching these indicators. A word of caution: You shouldn't overhaul your portfolio every time there is a blip in consumer confidence. Indicators signal potential market fluctuations, and they can help you adjust your long-term strategy. As always, we suggest that you visit your financial advisor to determine whether any changes to your investment plan are necessary.

                            AIM TAX-EXEMPT CASH FUND

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.

    Even within AIM, only people involved with servicing your accounts have access to your information.

    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of Funds--Registered Trademark-- o AMVESCAP National Trust Company

SCHEDULE OF INVESTMENTS
September 30, 2001
(Unaudited)

                                                  RATING(a)        PAR
                                                 S&P    MOODY'S   (000)       VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS-88.73%

ALABAMA-4.46%

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 RB
  (LOC-Suntrust Bank)
  2.35%, 01/01/07(b)                               --      Aa3    $1,220   $ 1,220,000
--------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB
  (LOC-Amsouth Bank)
  2.35%, 10/01/25                                  --    VMIG1     1,335     1,335,000
======================================================================================
                                                                             2,555,000
======================================================================================

ALASKA-0.49%

Fairbanks North Star (Borough of);
  Unlimited Tax Series 2001 D GO
  7.00%, 02/01/02(c)                              AAA      Aaa       275       278,160
======================================================================================

COLORADO-1.10%

Adams and Weld (Counties of) School
  District #27J (Brighton); Unlimited Tax
  Series 2001 GO
  4.00%, 12/01/01(c)                              AAA      Aaa       430       430,390
--------------------------------------------------------------------------------------
Chaffee & Freemont (Counties of) School
  District #R32 (Salida); Unlimited Tax
  Series 1998 GO
  4.15%, 12/01/01(c)                              AAA       --       200       200,376
======================================================================================
                                                                               630,766
======================================================================================

FLORIDA-14.26%

Dade (County of); Special Obligation VRD
  Series 1990 RB (LOC-Nationsbank N.A.)
  2.40%, 10/01/10(b)                             A-1+   VMIG-1       745       745,000
--------------------------------------------------------------------------------------
Dade (County of) Aviation Board; Refunding
  Series 1995 A RB
  5.40%, 10/01/01(c)                              AAA      Aaa        50        50,000
--------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Stephen M. Greene Management Co.
  Project); Refunding VRD Series 1989 A IDR
  (LOC-Suntrust Bank N.A.)
  2.55%, 11/01/02(b)                               --   VMIG-1       245       245,000
--------------------------------------------------------------------------------------
Florida (State of) Capital Trust Agency
  (Reliance Community Revitalization);
  Multifamily Housing VRD Series 2000 B RB
  2.43%, 12/01/32(b)(d)                          A-1+       --     2,675     2,675,000
--------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                 S&P    MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)

Gulf Breeze (City of) Healthcare Facilities
  Authority (Heritage Healthcare Project);
  VRD Series 1999 RB
  2.48%, 01/01/24(b)                               --   VMIG-1    $3,200   $ 3,200,000
--------------------------------------------------------------------------------------
Hollywood (City of) Water and Sewer;
  Series 1991 RB
  6.88%, 10/01/01(e)(f)                           AAA      Aaa       100       102,000
--------------------------------------------------------------------------------------
Jacksonville (City of); Refunding and
  Improvement Excise Tax Series 1999 A RB
  3.30%, 10/01/01                                 AAA      Aaa       500       500,000
--------------------------------------------------------------------------------------
Jacksonville (City of) (Gator Bowl Project);
  Capital Improvements Ctfs. Series 1994 RB
  5.05%, 10/01/01(c)                              AAA      Aaa       100       100,000
--------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Project); VRD Series 1998 RB (LOC-Bank
  of America N.A.)
  2.35%, 11/01/28(b)(g)                            --       --        46        46,000
--------------------------------------------------------------------------------------
Palm Beach (County of) Airport
  System; Refunding Series 1991 RB
  7.75%, 10/01/10(e)(f)                           AAA      Aaa       500       510,000
======================================================================================
                                                                             8,173,000
======================================================================================

GEORGIA-2.62%

Cobb (County of) Kennestone Hospital
  Authority (Equipment Pool Project);
  VRD Series 1999 RAC
  2.35%, 04/01/26(b)                             A-1+   VMIG-1     1,500     1,500,000
======================================================================================

ILLINOIS-14.76%

Chicago (City of); Limited Tax
  Series 1995 C GO
  6.25%, 10/31/01(c)                              AAA      Aaa       250       250,548
--------------------------------------------------------------------------------------
Cook (County of) High School District #205
  (Thornton Township); Unlimited Tax Series
  1995 A GO
  6.75%, 12/01/01(e)(f)                           AAA      Aaa       550       552,978
--------------------------------------------------------------------------------------
Du Page (County of) Forest Preserve District;
  Unlimited Tax Series 1997 GO
  3.75%, 10/01/01                                 AAA      Aaa       150       150,000
--------------------------------------------------------------------------------------
Glendale Heights (City of); Refunding
  Unlimited Tax Series 2001 GO
  4.00%, 02/01/02(c)                                       Aaa       485       486,745
--------------------------------------------------------------------------------------
Illinois Development Finance Authority
  (Evanston Northwestern); VRD
  Series 2001 RB
  2.30%, 05/01/31(b)                             A-1+   VMIG-1    $2,580   $ 2,580,000
--------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois Health Facilities Authority
  (Franciscan Eldercare Project); Refunding
  VRD Series 1996 C
  RB (LOC-Lasalle National Bank)
  2.33%, 05/15/26(b)                             A-1+       --    $1,420   $ 1,420,000
--------------------------------------------------------------------------------------
Illinois Health Facilities Authority (Loyola
  University Health System); VRD Taxable
  Series 1997 C RB
  3.15%, 07/01/24(b)(c)                          A-1+   VMIG-1     1,700     1,700,000
--------------------------------------------------------------------------------------
Illinois Health Facilities Authority;
  Revolving Fund Pooled VRD Series 1985 D RB
  (LOC-Bank One Illinois N.A.)
  2.25%, 10/01/15(b)                              A-1   VMIG-1       500       500,000
--------------------------------------------------------------------------------------
Kane Cook & Du Page (Counties of) Illinois
  School District #46 (Elgin); Unlimited Tax
  Series 2000 GO
  5.75%, 01/01/02(c)                               --      Aaa       400       402,310
--------------------------------------------------------------------------------------
McHenry and Lake (Counties of) Community
  Consumer School District #15; Limited Tax
  Debt Cfts. Series 2001 GO
  4.25%, 12/01/01(c)                               --      Aaa       250       250,309
--------------------------------------------------------------------------------------
Whiteside (County of) Community Unit School
  District #6 (Morrison); Refunding Unlimited
  Tax Series 1993 GO
  4.20%, 12/30/01(c)                              AAA      Aaa       165       165,000
======================================================================================
                                                                             8,457,890
======================================================================================

INDIANA-0.96%

Evansville (City of) Park District; Refunding
  Unlimited Tax Series 1996 GO
  4.40%, 01/01/02(c)                              AAA      Aaa       245       245,784
--------------------------------------------------------------------------------------
  Washington (Township of) Independent
    Metropolitan School District (Marion
    County); Unlimited Tax Series 2000 GO
    5.00%, 01/15/02                               AA-       --       305       306,287
======================================================================================
                                                                               552,071
======================================================================================

IOWA-2.92%

Carroll (City of) Community School District;
  Refunding Unlimited Tax Series 2001 A GO
  3.50%, 11/01/01(c)                               --      Aaa       285       285,045
--------------------------------------------------------------------------------------
  3.50%, 05/01/02(c)                               --      Aaa       290       290,243
--------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Private College Facilities-Grand
  View Project); VRD Series 2000 RB
  (LOC-Firstar Bank N.A.)
  2.85%; 10/01/25(b)                              A-1       --     1,100     1,100,000
======================================================================================
                                                                             1,675,288
======================================================================================

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE

LOUISIANA-0.44%

New Orleans (City of); Refunding Unlimited
  Tax Series 1998 GO
  3.70%, 12/01/01(c)                              AAA      Aaa    $  250   $   250,293
======================================================================================

MARYLAND-5.06%

Baltimore (County of) Economic Development
  (Blue Circle Inc. Project); VRD Series 1992
  RB (LOC-Den Danske Bank A/S)
  2.30%, 12/01/17(b)                               --   VMIG-1     2,900     2,900,000
======================================================================================

MASSACHUSETTS-0.86%

Massachusetts (State of) Water Resource
  Authority; Series 1992 A RB
  6.75%, 07/15/02(e)(f)                           AAA      Aaa       370       390,350
--------------------------------------------------------------------------------------
New Bedford (City of) (Municipal Purpose
  Loan); Limited Tax Series 1995 GO
  4.75%, 10/15/01(c)                              AAA      Aaa       100       100,052
======================================================================================
                                                                               490,402
======================================================================================

MICHIGAN-1.77%

Kalamazoo (County of) Sewage Disposal System
  (Indian Lake); Limited Tax Series 1998 GO
  4.30%, 06/01/02                                 AA-       A1       200       202,626
--------------------------------------------------------------------------------------
Kingsley (City of) Area Schools; Unlimited
  Tax Series 1999 GO
  4.38%, 05/01/02                                 AAA      Aaa       240       242,934
--------------------------------------------------------------------------------------
Oakland (County of) Minnow Pond Drain
  District; Refunding Limited Series 2001 GO
  4.00%, 05/01/02                                 AAA      Aaa       565       569,024
======================================================================================
                                                                             1,014,585
======================================================================================

MINNESOTA-2.37%

Fairview Hospital and Healthcare Services;
  ACES Taxable VRD Series 1994 A RB
  3.15%, 11/01/15(b)(c)(h)                        A-1   VMIG-1     1,000     1,000,000
--------------------------------------------------------------------------------------
Savage (City of); Unlimited Tax
  Series 2001 A GO
  4.25%, 02/01/02(c)                               --      Aaa       355       356,037
======================================================================================
                                                                             1,356,037
======================================================================================

MISSISSIPPI-0.38%

Marshall (County of) School District;
  Unlimited Tax Series 1999 GO
  5.70%, 02/01/02(c)                               --      Aaa       215       216,903
======================================================================================

MISSOURI-0.18%

Jackson (County of) Reordinance School
  District #4 (Blue Springs); Unlimited Tax
  Series 1995 GO
  5.65%, 03/01/02                                 AAA      Aaa       100       100,907
======================================================================================

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE
MONTANA-0.87%

Missoula (County of) (Washington Corp.
  Project); Floating Rate Monthly Demand
  Series 1984 IDR (LOC-Bank of Montreal)
  2.36%, 11/01/04(b)                               --   VMIG-1    $  500   $   500,000
======================================================================================

NEBRASKA-1.35%

Omaha (City of) Airport Authority;
  Series 1991 RB
  8.38%, 01/01/02(e)(f)                           AAA      Aaa       750       774,506
======================================================================================

NEW MEXICO-0.35%

Silver City (City of); VRD Series 1995 A RB
  (LOC-LaSalle National Bank)
  2.40%, 11/15/10(b)                               --      P-1       200       200,000
======================================================================================

NORTH CAROLINA-0.18%

Mecklenburg (County of) (Public Improvement);
  Unlimited Tax Series 1998 B GO
  4.30%, 02/01/02                                 AAA      Aaa       100       100,344
======================================================================================

OHIO-2.53%

Cleveland (City of) Waterworks; Series 1992
  F-92 A First Mortgage Notes RB
  6.50%, 01/01/02(e)(f)                           AAA      NRR       200       205,569
--------------------------------------------------------------------------------------
Columbus (City of) Water System; Refunding
  Series 1991 RB
  6.10%, 11/01/01(e)(f)                           AAA      Aaa       300       306,630
--------------------------------------------------------------------------------------
Cuyahoga (County of) (Jail Facilities);
  Unlimited Tax Series 1991 GO
  7.00%, 10/01/01(e)(f)                           AAA      Aaa       130       132,600
--------------------------------------------------------------------------------------
Delaware (County of) (Radiation Sterilizers,
  Inc.); VRD Series 1984 IDR (LOC-Comerica
  Bank)
  2.65%, 12/01/04(b)                              A-1       --       300       300,000
--------------------------------------------------------------------------------------
Lorain (County of) Hospital (Humility of Mary
  Health Care); Series 1991 D RB
  6.40%, 12/15/01(e)                              AAA      Aaa       500       503,472
======================================================================================
                                                                             1,448,271
======================================================================================

OKLAHOMA-1.36%

Comanche (County of) Facilities
  Authority; Sales Tax Series 2001 RB
  5.00%, 03/01/02(c)                              AAA       --       330       332,882
--------------------------------------------------------------------------------------
Guthrie (City of) Public Works Authority;
  Refunding Utility System Series 2001 RB
  6.25%, 03/01/02(c)                              AAA      Aaa       165       167,397
--------------------------------------------------------------------------------------
Oklahoma (State of) Water Reserve Board
  Series 2001 RB
  4.00%, 10/01/01                               SP-1+       --       280       280,000
======================================================================================
                                                                               780,279
======================================================================================

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE

OREGON-0.59%

Central Lincoln (City of) Peoples' Utility
  District; Refunding Electric Revenue
  Series 2001 RB
  4.00%, 12/01/01(c)                              AAA      Aaa    $  335   $   335,610
======================================================================================

PENNSYLVANIA-6.39%

Butler (County of) Industrial Development
  Authority (Pennzoil Company Project); VRD
  Series 1982 PCR (LOC-Mellon Bank N.A.)
  2.85%, 12/01/12(b)                             A-1+       --       105       105,000
--------------------------------------------------------------------------------------
Clinton (County of) Municipal Authority (Lock
  Haven Hospital Project); Hospital VRD
  Series 1991 RB
  2.35%, 09/01/07(b)                              A-1       --     1,365     1,365,000
--------------------------------------------------------------------------------------
Eagle Tax Exempt Trust; Class A Series COP
  2.38%, 05/01/07(b)(c)(i)                      A-1+C      Aaa     1,295     1,295,000
--------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Unlimited Tax Series 1992 A GO
  6.50%, 05/15/02(e)(f)                           AAA      Aaa       600       620,858
--------------------------------------------------------------------------------------
Trinity Area School District; Unlimited Tax
  Series 1991 GO
  6.63%, 11/01/01(e)(f)                           AAA      Aaa       275       275,845
======================================================================================
                                                                             3,661,703
======================================================================================

SOUTH CAROLINA-1.50%

Piedmont Municipal Power Agency; Unrefunded
  Electric Revenue Series 1991 A RB
  6.00%, 01/01/02(c)                              AAA      Aaa       855       861,674
======================================================================================

TENNESSEE-2.13%

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel Associates #2);
  Refunding VRD Series 1998 A IDR (LOC-Mellon
  Bank N.A.)
  2.45%, 09/01/16(b)                               --    VMIG1       443       442,750
--------------------------------------------------------------------------------------
Knoxville (City of) Waste Water
  System; Refunding Series 2001 RB
  4.00%, 04/01/02                                  AA      Aa3       775       779,722
======================================================================================
                                                                             1,222,472
======================================================================================

TEXAS-5.79%

Abilene (City of) Waterworks and Sewer
  System; Limited Tax Ctfs. of Obligation
  Series 2001 A GO
  5.25%, 02/15/02(c)                              AAA      Aaa       350       353,213
--------------------------------------------------------------------------------------
Dallas (County of); Refunding Limited Tax
  Series 1993 B GO
  4.80%, 08/15/02                                 AAA      Aaa       200       203,854
--------------------------------------------------------------------------------------
Grand Prairie (City of); Sales Tax
  Series 2001 A RB
  4.13%, 02/15/02(c)                               --      Aaa       150       150,854
--------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Gulf Coast Waste Disposal Authority (Bayport
  Area Systems); Refunding Series 1992 A RB
  6.70%, 10/01/01(e)(f)                           AAA      Aaa    $  500   $   500,000
--------------------------------------------------------------------------------------
Lower Colorado River Authority; Refunding
  Junior Lien-Fourth Supplemental
  Series 1992 RB
  6.00%, 01/01/02(e)(f)                           AAA      Aaa       200       205,248
--------------------------------------------------------------------------------------
Lubbock (City of); Refunding Unlimited Tax
  Series 1999 GO
  4.00%, 02/15/02                                 AA+      Aa2       100       100,255
--------------------------------------------------------------------------------------
Paris (City of); Refunding Unlimited Tax
  Series 1991 GO
  6.30%, 12/15/01(e)(f)                           AAA      Aaa       130       130,794
--------------------------------------------------------------------------------------
Texas (State of) Water Financial Assistance;
  Unlimited Tax Series 1998 A&C GO
  4.30%, 08/01/02                                  AA      Aa1       270       274,425
--------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 A IDR (LOC-Comerica Bank)
  2.65%, 11/01/05(b)                              A-1       --     1,400     1,400,000
======================================================================================
                                                                             3,318,643
======================================================================================

VIRGINIA-2.79%

Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes
  2.45%, 10/24/01                                 P-1     A-1+     1,500     1,500,000
--------------------------------------------------------------------------------------
Norfolk (City of) Industrial Development
  Authority (Children's Hospital);
  Refunding Hospital Series 1993 RB
  4.60%, 06/01/02(c)                              AAA      Aaa       100       101,211
======================================================================================
                                                                             1,601,211
======================================================================================

WASHINGTON-4.93%

King (County Of) School District #411;
  Refunding Unlimited Tax Series 2001 GO
  3.50%, 12/01/01(c)                              AAA      Aaa       450       450,882
--------------------------------------------------------------------------------------
Port Kamala (City of) Public Corp. (Conagra
  Inc. Project); VRD Series 1983 RB
  (LOC-Morgan Guaranty Trust)
  2.40%, 01/01/04(b)                             A-1+       --       120       120,000
--------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  2.35%, 11/01/25(b)                             A-1+    VMIG1     1,050     1,050,000
--------------------------------------------------------------------------------------

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE
WASHINGTON-(CONTINUED)

Port Townsend (City of) Industrial
  Development Corp. (Port Townsend
  Paper Corp.); VRD Series 1988 A RB
  (LOC-ABN Amro Bank N.V.)
  2.40%, 03/01/09(b)                               --   VMIG-1    $  500   $   500,000
--------------------------------------------------------------------------------------
Snohomish (County of) School District #006
  Mukilteo; Refunding Unlimited Tax
  Series 2001 GO
  4.00%, 12/01/01                                  --      Aa1       360       360,799
--------------------------------------------------------------------------------------
Whatcom (County of) School District #503
  Blaine; Refunding Unlimited Tax
  Series 2001 GO
  4.00%, 12/01/01(c)                               --      Aaa       345       345,686
======================================================================================
                                                                             2,827,367
======================================================================================

WISCONSIN-4.88%

Boyceville (City of) Community School
  District; Refunding Unlimited Tax
  Series 2001 GO
  4.00%, 03/01/02(c)                               --      Aaa       425       425,852
--------------------------------------------------------------------------------------
Monona Grove (City of) School District;
  Promissory Notes Unlimited Tax Series 1994
  GO
  5.65%, 03/01/02                                 AA-       --       590       595,603
--------------------------------------------------------------------------------------
Monroe (City Of) Industrial Development
  (Wisconsin Cheese Group Project); VRD
  Series A 2001 IDR (LOC-LaSalle Bank N.A.)
  2.42%, 08/01/21(b)(j)                            --       --       950       950,000
--------------------------------------------------------------------------------------
Ozaukee (County Of), Unlimited Tax
  Series 2001 A GO
  3.25%, 03/01/02                                  --      Aa1       120       120,196
--------------------------------------------------------------------------------------
Walworth (County of); Promissory
  Notes Unlimited Tax Series 2001 GO
  4.88%, 02/01/02                                  AA      Aa3       100       100,485
--------------------------------------------------------------------------------------
Wauwatosa (City of); Promissory
  Notes Unlimited Tax Series 1999 GO
  4.40%, 12/01/01                                  --      Aaa       100       100,149
--------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Hospital Sisters
  Services Inc); Series 1993 RB
  4.90%, 06/01/02(c)                               AA      Aaa       500       507,021
======================================================================================
                                                                             2,799,306
======================================================================================

WYOMING-0.47%

Wyoming (State of) Community Development
  Authority; Housing Series 1995 4 RB
  4.90%, 12/01/01(b)                               AA      Aa2       270       270,631
======================================================================================
    Total Short-Term Municipal Obligations
      (Cost $50,853,319)                                                    50,853,319
======================================================================================

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE
MASTER NOTE AGREEMENT(H)-4.89%

BROKER/DEALER-4.89%

Merrill Lynch Mortgage Capital, Inc.
  3.60%, 08/19/02
    (Cost $2,800,000)(k)                           --       --    $2,800   $ 2,800,000
======================================================================================

                                                  RATING(a)        PAR
                                                S&P     MOODY'S   (000)       VALUE

REPURCHASE AGREEMENTS(H)(L)-6.50%

Bank One Capital Markets, Inc.
  3.38%, 10/01/01(m)                               --       --    $1,725   $ 1,725,129
--------------------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
  3.38%, 10/01/01(n)                               --       --     2,000     2,000,000
======================================================================================
    Total Repurchase Agreements (Cost
      $3,725,129)                                                            3,725,129
======================================================================================
TOTAL INVESTMENTS-100.12% (Cost $57,378,448)(o)                             57,378,448
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.12)%                                          (69,855)
======================================================================================
NET ASSETS-100.00%                                                         $57,308,593
______________________________________________________________________________________
======================================================================================

Abbreviations:

ACES  - Automatically Convertible Securities
COP   - Certificates of Participation
CTFS  - Certificates
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds

LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").
(b) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 09/30/01.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value at 09/30/01 represented 4.68% of the Fund's net assets.
(e)  Secured by an escrow fund of U.S. Treasury Obligations.
(f) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g)  The rating for the following security is assigned by Fitch IBCA ("Fitch")

                   SECURITY                               RATING
Orange (County of) Health Facilities Authority               F1+

(h)  Interest does not qualify as exempt interest for federal tax purposes.
(i) These Certificates of Participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable rates which are reset periodically.
(j) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates which are reset periodically. Rate shown is the rate in effect on 09/30/01.
(l) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m) Joint repurchase agreement entered into 09/28/01 with a maturing value of $150,042,188. Collateralized by $149,093,000 U.S. Government obligations, 0% to 7.625% due 10/01/01 to 09/26/11 with an aggregate market value at 09/30/01 of $153,002,502.
(n) Joint repurchase agreement entered into 09/28/01 with a maturing value of $150,042,250. Collateralized by $148,846,000. U.S. Government obligations, 0% to 6.085% due 11/29/01 to 02/15/03 with an aggregate market value at 09/30/01 of $153,000,056.
(o)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $57,378,448)  $57,378,448
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   226,708
------------------------------------------------------------
  Interest                                           366,196
------------------------------------------------------------
Investment for deferred compensation plan             41,903
------------------------------------------------------------
Other assets                                          10,349
============================================================
    Total assets                                  58,023,604
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              450,969
------------------------------------------------------------
  Fund shares reacquired                             185,475
------------------------------------------------------------
  Dividends                                            3,294
------------------------------------------------------------
  Deferred compensation plan                          41,903
------------------------------------------------------------
Accrued distribution fees                             15,008
------------------------------------------------------------
Accrued transfer agent fees                            2,532
------------------------------------------------------------
Accrued operating expenses                            15,830
============================================================
    Total liabilities                                715,011
============================================================
Net assets applicable to shares outstanding      $57,308,593
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                       57,300,926
____________________________________________________________
============================================================
Net asset value, offering and redemption price
  per share                                      $      1.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended September 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                           $998,758
===========================================================

EXPENSES:

Advisory fees                                       106,416
-----------------------------------------------------------
Administrative services fees                         25,305
-----------------------------------------------------------
Custodian fees                                        2,385
-----------------------------------------------------------
Distribution fees                                    75,911
-----------------------------------------------------------
Transfer agent fees                                  25,606
-----------------------------------------------------------
Registration and filing fees                         19,084
-----------------------------------------------------------
Trustees' fees                                        3,411
-----------------------------------------------------------
Other expenses                                       28,374
===========================================================
    Total expenses                                  286,492
===========================================================
Less: Fees waived                                   (45,547)
-----------------------------------------------------------
    Expenses paid indirectly                           (336)
===========================================================
    Net expenses                                    240,609
===========================================================
Net investment income                               758,149
===========================================================
Net increase in net assets resulting from
  operations                                       $758,149
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 2001 and the year ended March 31, 2001 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2001            2001
                                                              -------------    -----------
OPERATIONS:

  Net investment income                                        $   758,149     $ 2,239,536
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                          --           9,459
==========================================================================================
    Net increase in net assets resulting from operations           758,149       2,248,995
==========================================================================================
Distributions to shareholders from net investment income          (758,129)     (2,241,610)
==========================================================================================
Share transactions-net                                          (6,171,611)      3,032,560
==========================================================================================
  Net increase (decrease) in net assets                         (6,171,591)      3,039,945
==========================================================================================

NET ASSETS:

  Beginning of year                                             63,480,184      60,440,239
==========================================================================================
  End of year                                                  $57,308,593     $63,480,184
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                $57,282,440     $63,454,051
------------------------------------------------------------------------------------------
  Undistributed net investment income                               21,264          21,244
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities         4,889           4,889
==========================================================================================
                                                               $57,308,593     $63,480,184
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date. Discounts other than original issue, are amortized to unrealized appreciation for financial reporting purposes.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2001, AIM was paid $25,304 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2001, AFS was paid $16,302 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. Currently, AIM Distributors has agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan equals 0.10% of the Fund's average daily net assets. For the six months ended September 30, 2001, the Fund paid AIM Distributors $30,364 as compensation under the Plan. For the six months ended September 30, 2001, AIM Distributors waived fees of $45,547.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 2001, the Fund paid legal fees of $1,078 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended September 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $336 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $336.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.


NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2001 and the year ended March 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                  SEPTEMBER 30, 2001               MARCH 31, 2001
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
                                                              -----------    ------------    -----------    ------------
Sold                                                           30,648,207    $ 30,648,207     85,771,473    $ 85,771,473
========================================================================================================================
Issued as reinvestment of dividends                               724,541         724,541      2,175,855       2,175,855
========================================================================================================================
Reacquired                                                    (37,544,359)    (37,544,359)   (84,914,768)    (84,914,768)
========================================================================================================================
                                                               (6,171,611)   $ (6,171,611)     3,032,560    $  3,032,560
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              SIX MONTHS
                                                                 ENDED                       YEAR ENDED MARCH 31,
                                                             SEPTEMBER 30,    ---------------------------------------------------
                                                                 2001          2001       2000       1999       1998       1997
                                                             -------------    -------    -------    -------    -------    -------
Net asset value, beginning of period                            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.01          0.04       0.03       0.03       0.03       0.03
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.01)        (0.04)     (0.03)     (0.03)     (0.03)     (0.03)
=================================================================================================================================
Net asset value, end of period                                  $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                    3.03%         3.76%      3.05%      2.90%      3.12%      2.82%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $57,309       $63,480    $60,440    $61,159    $51,934    $56,880
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.79%(b)      0.76%      0.80%      0.79%      0.83%      1.04%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.94%(b)      0.91%      0.95%      0.94%      0.98%      1.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets               2.50%         3.68%      2.99%      2.83%      3.07%      2.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $60,562,758.

BOARD OF TRUSTEES                               OFFICERS                           OFFICE OF THE FUND

Robert H. Graham                                Robert H. Graham                   11 Greenway Plaza
Chairman, President and Chief Executive         Chairman and President             Suite 100
Officer A I M Management Group Inc.                                                Houston, TX 77046
                                                Carol F. Relihan
Frank S. Bayley                                 Senior Vice President and          INVESTMENT ADVISOR
Partner, Baker & McKenzie                       Secretary
                                                                                   A I M Advisors, Inc.
Bruce L. Crockett                               Gary T. Crum                       11 Greenway Plaza
Director                                        Senior Vice President              Suite 100
ACE Limited;                                                                       Houston, TX 77046
Formerly Director, President, and               Dana R. Sutton
Chief Executive Officer                         Vice President and Treasurer       TRANSFER AGENT
COMSAT Corporation
                                                Melville B. Cox                    A I M Fund Services, Inc.
Owen Daly II                                    Vice President                     P.O. Box 4739
Formerly, Director                                                                 Houston, TX 77210-4739
Cortland Trust, Inc.                            Karen Dunn Kelley
                                                Vice President                     CUSTODIAN
Albert R. Dowden
Chairman, Cortland Trust, Inc.                  Mary J. Benson                     The Bank of New York
and DHJ Media, Inc.; and Director,              Assistant Vice President           100 Church Street
Magellan Insurance Company                      and Assistant Treasurer            New York, NY 10286

Edward K. Dunn Jr.                              Sheri Morris                       COUNSEL TO THE FUND
Formerly, Chairman, Mercantile                  Assistant Vice President and
Mortgage Corp.; Vice Chairman, President        Assistant Treasurer                Ballard Spahr
and Chief Operating Officer,                                                       Andrews & Ingersoll, LLP
Mercantile-Safe Deposit & Trust Co.; and                                           1735 Market Street
President, Mercantile Bankshares                                                   Philadelphia, PA 19103

Jack M. Fields                                                                     COUNSEL TO THE TRUSTEES
Chief Executive Officer
Twenty First Century Group, Inc.;                                                  Kramer, Levin, Naftalis & Frankel LLP
Formerly Member of the U.S. House of                                               919 Third Avenue
Representatives                                                                    New York, NY 10022

Carl Frischling                                                                    DISTRIBUTOR
Partner
Kramer, Levin, Naftalis & Frankel LLP                                              A I M Distributors, Inc.
                                                                                   11 Greenway Plaza
Prema Mathai-Davis                                                                 Suite 100
Member, Visiting Committee,                                                        Houston, TX 77046
Harvard University Graduate
School of Education, New School
University; Formerly, Chief Executive
Officer, YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper

Ruth H. Quigley
Private Investor

Louis S. Sklar
Executive Vice President,
Development and Operations
Hines Interests
Limited Partnership

THE AIM FUNDS RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.


                     -------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                            RISK TOLERANCE AND YOUR

                                 TIME HORIZON.

                     -------------------------------------


                        EQUITY FUNDS                                                 FIXED-INCOME FUNDS
  ---------------------                  ---------------------------------        --------------------------
  DOMESTIC EQUITY FUNDS                  INTERNATIONAL/GLOBAL EQUITY FUNDS        TAXABLE FIXED-INCOME FUNDS
  ---------------------                  ---------------------------------        --------------------------
     MORE AGGRESSIVE                             MORE AGGRESSIVE                       MORE AGGRESSIVE
AIM Small Cap Opportunities(1)           AIM Developing Markets                  AIM High Yield II
AIM Mid Cap Opportunities(1)             AIM European Small Company              AIM High Yield
AIM Large Cap Opportunities(1)           AIM Asian Growth                        AIM Strategic Income
AIM Emerging Growth                      AIM International Emerging Growth       AIM Income
AIM Small Cap Growth                     AIM Global Aggressive Growth            AIM Global Income
AIM Aggressive Growth                    AIM European Development                AIM Intermediate Government
AIM Mid Cap Growth                       AIM Euroland Growth                     AIM Floating Rate
AIM Dent Demographic Trends              AIM International Equity                AIM Limited Maturity Treasury
AIM Constellation                        AIM Global Growth                       AIM Money Market
AIM Large Cap Growth                     AIM Worldwide Spectrum
AIM Weingarten                           AIM Global Trends                             MORE CONSERVATIVE
AIM Small Cap Equity                     AIM International Value(3)
AIM Capital Development                                                              ---------------------
AIM Charter                                      MORE CONSERVATIVE                   TAX-FREE INCOME FUNDS
AIM Mid Cap Equity                                                                   ---------------------
AIM Select Equity(2)                            -------------------                    MORE AGGRESSIVE
AIM Value II                                    SECTOR EQUITY FUNDS
AIM Value                                       -------------------               AIM High Income Municipal
AIM Blue Chip                                    MORE AGGRESSIVE                  AIM Municipal Bond
AIM Basic Value                                                                   AIM Tax-Free Intermediate
AIM Large Cap Basic Value                AIM New Technology                       AIM Tax-Exempt Cash
AIM Balanced                             AIM Global Telecommunications and
AIM Basic Balanced                           Technology                                MORE CONSERVATIVE
                                         AIM Global Energy(4)
   MORE CONSERVATIVE                     AIM Global Infrastructure
                                         AIM Global Financial Services
                                         AIM Global Health Care
                                         AIM Global Utilities                       [AIM LOGO APPEARS HERE]
                                         AIM Real Estate(5)                         --Registered Trademark--

                                                MORE CONSERVATIVE                    INVEST WITH DISCIPLINE
                                                                                    --Registered Trademark--

[DALBAR AWARD LOGO]

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (3) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (4) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (5) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after January 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.



A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $141 billion in assets for 10.1 million shareholders, including individual investors, corporate clients and financial institutions, as of September 30, 2001.

   The AIM Family of Funds--Registered Trademark-- is distributed nationwide, and AIM today is the tenth-largest mutual fund complex in the United States in assets under management, according to Strategic Insight, an independent mutual fund monitor. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $361 billion in assets under management as of September 30, 2001.






                                                                       TEC-SAR-1
A I M DISTRIBUTORS, INC.